LEASE LIABILITIES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LEASE LIABILITIES
Lease liabilities	$ 170.5	$ 179.5	$ 205.2
Parent
LEASE LIABILITIES
Lease liabilities	$ 32.7	$ 35.0	$ 37.3
Minimum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	0.60%	0.60%
Maximum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	9.30%	9.30%